Schedule of Operating Lease Cost (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Cost
Operating lease expense	$ 747,698	$ 830,373	$ 1,622,466	$ 1,333,916